UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Dakota Active Equity ETF Ticker: DAK Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://dakotaetfs.com/

This annual shareholder report contains important information about the Dakota Active Equity ETF (the “Fund”) for the period of July 29, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://dakotaetfs.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$37	0.40%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (7/29/2025)
Dakota Active Equity ETF - NAV	18.50%
Solactive GBS United States 1000 Index (net total return)	19.48%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Visit https://dakotaetfs.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the fiscal Period from the Fund’s commencement of operations on July 29, 2025, through May 31, 2026, the Fund generated positive absolute performance. Performance was primarily driven by the Fund’s exposure to U.S. large-cap equities, with meaningful allocations to Information Technology, Communication Services, Financials, Consumer Discretionary and Materials sectors during the period.

The Fund benefited from generally positive returns across U.S. equities during the Period. The primary driver of returns was from Technology-related holdings which saw material appreciation and represented the largest sector exposure throughout the year. However,
Annual Shareholder Report: May 31, 2026

Dakota Active Equity ETF Ticker: DAK Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://dakotaetfs.com/

the Fund did suffer from an underweight exposure to memory-chip stocks which detracted from relative results during the Period, as that area of the semi-conductor market performed strongly.

The negative impact from the memory-chip underweight was partially offset by strong stock selection in Consumer Discretionary, Financials and Materials. Contributions in these sectors reflected issuer-specific performance within the Fund’s actively selected portfolio holdings. Over the fiscal period, the Fund increased concentration in higher-conviction holdings. As a result, performance was more directly affected by individual security selection and sector-level positioning.

KEY FUND STATISTICS (as of Period End)
Net Assets	$43,168,286	Fund Advisory Fees	$129,978
# of Portfolio Holdings	170	Portfolio Turnover Rate*	38%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Information Technology	27.7%
Equity ETFs	19.9%
Financials	11.6%
Communication Services	7.8%
Industrials	7.5%
Consumer Discretionary	7.1%
Health Care	6.6%
Consumer Staples	4.9%
Energy	2.6%
Materials	2.1%
Utilities	1.2%
Real Estate	0.4%
Commodity ETFs	0.2%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	5.9%
Alphabet, Inc.	3.8%
iShares Core S&P 500 ETF	3.7%
Vanguard S&P 500 ETF	3.5%
Microsoft Corp.	3.0%
Advanced Micro Devices, Inc.	2.9%
Analog Devices, Inc.	2.9%
Invesco QQQ Trust Series 1	2.6%
Cboe Global Markets, Inc.	2.6%
Jpmorgan Chase & Co.	2.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://dakotaetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2026
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 79.1%
Communication Services - 7.8%
Advertising - 0.0% (a)
Trade Desk, Inc. - Class A (b)	709	$15,286

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	6,428	159,414
Comcast Corp. - Class A	2,987	74,287
		233,701
Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (b)	219	49,091

Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A	1,525	580,019
Alphabet, Inc. - Class C	4,347	1,636,341
		2,216,360
Movies & Entertainment - 0.9%
Netflix, Inc. (b)	3,740	321,715
Walt Disney Co.	749	76,270
		397,985
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	2,417	453,260
Total Communication Services		3,365,683

Consumer Discretionary - 7.1%
Apparel Retail - 1.9%
Ross Stores, Inc.	300	69,519
TJX Cos., Inc.	4,850	750,538
		820,057
Automobile Manufacturers - 0.0% (a)
General Motors Co.	111	9,240

Automotive Retail - 0.2%
AutoZone, Inc. (b)	27	79,250
O'Reilly Automotive, Inc. (b)	239	20,764
		100,014
Broadline Retail - 2.6%
Amazon.com, Inc. (b)	4,036	1,092,303
MercadoLibre, Inc. (b)	19	32,217
		1,124,520
Consumer Electronics - 0.2%
Garmin Ltd.	317	74,153

The accompanying notes are an integral part of these financial statements.

1

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Home Improvement Retail - 0.5%
Home Depot, Inc.	464	$147,153
Lowe's Cos., Inc.	368	78,884
		226,037
Hotels, Resorts & Cruise Lines - 1.1%
Expedia Group, Inc.	1,814	409,583
Royal Caribbean Cruises Ltd.	138	39,279
		448,862
Restaurants - 0.6%
Darden Restaurants, Inc.	300	61,173
McDonald's Corp.	655	182,876
		244,049
Total Consumer Discretionary		3,046,932

Consumer Staples - 4.9%
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	665	635,953
Target Corp.	256	32,530
Walmart, Inc.	1,298	150,243
		818,726
Household Products - 0.8%
Colgate-Palmolive Co.	868	78,233
Procter & Gamble Co.	1,735	249,076
		327,309
Packaged Foods & Meats - 0.4%
Hershey Co.	321	62,284
McCormick & Co., Inc.	1,247	59,070
Mondelez International, Inc. - Class A	904	55,298
		176,652
Personal Care Products - 0.3%
Unilever PLC - ADR	2,388	134,803

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	1,557	123,019
PepsiCo, Inc.	3,086	444,970
		567,989
Tobacco - 0.2%
Altria Group, Inc.	532	37,017
Philip Morris International, Inc.	303	53,746
		90,763
Total Consumer Staples		2,116,242

The accompanying notes are an integral part of these financial statements.

2

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Energy - 2.6%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	314	$35,388

Integrated Oil & Gas - 1.5%
Chevron Corp.	206	37,587
Exxon Mobil Corp.	4,175	606,460
		644,047
Oil & Gas Equipment & Services - 0.4%
SLB Ltd.	3,228	176,087

Oil & Gas Exploration & Production - 0.1%
ConocoPhillips	228	25,988

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	603	150,008
Valero Energy Corp.	184	45,047
		195,055
Oil & Gas Storage & Transportation - 0.1%
Williams Cos., Inc.	494	35,267
Total Energy		1,111,832

Financials - 11.6%
Asset Management & Custody Banks - 2.5%
Bank of New York Mellon Corp.	6,883	959,697
Blackrock, Inc.	33	34,547
KKR & Co., Inc.	923	88,552
		1,082,796
Consumer Finance - 0.2%
Capital One Financial Corp.	384	72,165

Diversified Banks - 3.2%
Bank of America Corp.	1,851	95,512
JPMorgan Chase & Co.	3,732	1,117,025
US Bancorp	614	33,678
Wells Fargo & Co.	1,943	150,660
		1,396,875
Diversified Financial Services - 0.0% (a)
Apollo Global Management, Inc.	153	19,693

Financial Exchanges & Data - 2.9%
Cboe Global Markets, Inc.	3,387	1,129,768
Moody's Corp.	52	23,569

The accompanying notes are an integral part of these financial statements.

3

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
MSCI, Inc.	154	$97,232
		1,250,569
Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	114	22,927

Property & Casualty Insurance - 0.9%
Allstate Corp.	112	23,082
Progressive Corp.	489	93,105
Travelers Cos., Inc.	174	50,789
W R Berkley Corp.	3,468	220,357
		387,333
Transaction & Payment Processing Services - 1.8%
Mastercard, Inc. - Class A	217	107,194
PayPal Holdings, Inc.	678	30,340
Visa, Inc. - Class A	1,902	620,737
		758,271
Total Financials		4,990,629

Health Care - 6.6%
Biotechnology - 1.0%
AbbVie, Inc.	1,044	227,300
Gilead Sciences, Inc.	1,569	210,920
		438,220
Health Care Distributors - 0.0% (a)
Cencora, Inc.	74	19,933

Health Care Equipment - 3.4%
Abbott Laboratories	5,270	451,112
Boston Scientific Corp. (b)	5,206	251,502
Intuitive Surgical, Inc. (b)	105	44,587
Medtronic PLC	8,959	661,264
ResMed, Inc.	387	73,750
		1,482,215
Health Care Services - 0.1%
CVS Health Corp.	551	50,130

Life Sciences Tools & Services - 0.4%
Danaher Corp.	125	22,834
Thermo Fisher Scientific, Inc.	259	127,560
		150,394
Pharmaceuticals - 1.7%
AstraZeneca PLC	97	18,010
Bristol-Myers Squibb Co.	472	26,989
Eli Lilly & Co.	425	469,625

The accompanying notes are an integral part of these financial statements.

4

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Merck & Co., Inc.	1,704	$202,299
Zoetis, Inc.	161	12,508
		729,431
Total Health Care		2,870,323

Industrials - 7.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	125	43,352
General Electric Co.	2,184	707,092
Lockheed Martin Corp.	318	168,683
Northrop Grumman Corp.	38	21,420
RTX Corp.	157	28,207
TransDigm Group, Inc.	36	45,299
		1,014,053
Agricultural & Farm Machinery - 0.1%
Deere & Co.	49	26,567

Construction & Engineering - 0.1%
Quanta Services, Inc.	89	63,344

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	197	172,546

Electrical Components & Equipment - 0.5%
Eaton Corp. PLC	103	41,262
Emerson Electric Co.	831	119,514
nVent Electric PLC	77	12,858
Rockwell Automation, Inc.	124	55,932
		229,566
Environmental & Facilities Services - 1.0%
Republic Services, Inc.	173	34,676
Rollins, Inc.	6,148	292,645
Waste Management, Inc.	530	112,074
		439,395
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	54	52,289

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	207	45,921
Paychex, Inc.	768	74,480
		120,401
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	209	49,713

The accompanying notes are an integral part of these financial statements.

5

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Industrial Machinery & Supplies & Components - 1.2%
Dover Corp.	2,012	$425,256
Flowserve Corp.	318	24,012
Illinois Tool Works, Inc.	80	19,783
Pentair PLC	652	46,188
Snap-on, Inc.	62	23,015
		538,254
Passenger Ground Transportation - 0.7%
Uber Technologies, Inc. (b)	3,967	279,277

Rail Transportation - 0.3%
Norfolk Southern Corp.	159	48,489
Union Pacific Corp.	271	71,175
		119,664
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	100	123,424
Total Industrials		3,228,493

Information Technology - 27.7% (c)
Application Software - 0.8%
HubSpot, Inc. (b)	103	22,725
Intuit, Inc.	105	34,811
PTC, Inc. (b)	414	57,434
Salesforce, Inc.	1,173	224,160
		339,130
Communications Equipment - 1.9%
Cisco Systems, Inc.	6,725	809,824

Electronic Components - 0.1%
Amphenol Corp. - Class A	60	8,925
Corning, Inc.	298	53,986
		62,911
Electronic Equipment & Instruments - 1.6%
Itron, Inc. (b)	304	25,074
Keysight Technologies, Inc. (b)	1,946	658,390
		683,464
Electronic Manufacturing Services - 0.0% (a)
TE Connectivity PLC	85	18,140

Internet Services & Infrastructure - 0.1%
Shopify, Inc. - Class A (b)	447	53,063

The accompanying notes are an integral part of these financial statements.

6

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
IT Consulting & Other Services - 0.4%
International Business Machines Corp.	629	$187,316

Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	69	31,054
Lam Research Corp.	70	22,273
		53,327
Semiconductors - 12.0%
Advanced Micro Devices, Inc. (b)	2,440	1,259,284
Analog Devices, Inc.	3,024	1,251,482
Intel Corp. (b)	4,335	497,138
NVIDIA Corp.	4,832	1,020,229
QUALCOMM, Inc.	4,323	1,085,159
Texas Instruments, Inc.	151	46,158
		5,159,450
Systems Software - 4.8%
Microsoft Corp.	2,834	1,275,980
Palo Alto Networks, Inc. (b)	1,850	521,127
ServiceNow, Inc. (b)	2,090	259,933
		2,057,040
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	8,194	2,557,020
Total Information Technology		11,980,685

Materials - 2.1%
Construction Materials - 0.1%
Vulcan Materials Co.	65	18,390

Copper - 0.5%
Freeport-McMoRan, Inc.	3,501	230,051

Gold Mining - 0.7%
Anglogold Ashanti PLC	175	16,947
Newmont Corp.	2,724	299,122
		316,069
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	169	47,087
Linde PLC	172	85,603
		132,690
Specialty Chemicals - 0.5%
Ecolab, Inc.	100	25,600
PPG Industries, Inc.	833	94,112
RPM International, Inc.	636	67,397

The accompanying notes are an integral part of these financial statements.

7

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Solstice Advanced Materials, Inc.	52	$4,380
		191,489
Total Materials		888,689

Utilities - 1.2%
Electric Utilities - 0.4%
Duke Energy Corp.	542	66,519
NextEra Energy, Inc.	686	59,689
Xcel Energy, Inc.	648	51,516
		177,724
Multi-Utilities - 0.7%
Sempra	3,635	323,988

Water Utilities - 0.1%
American Water Works Co., Inc.	259	31,927
Total Utilities		533,639
TOTAL COMMON STOCKS (Cost $19,317,764)		34,133,147

EXCHANGE TRADED FUNDS - 20.1%
Invesco QQQ Trust Series 1	1,533	1,131,829
iShares Core S&P 500 ETF	2,127	1,616,626
iShares Russell 1000 Growth ETF	7,600	971,660
iShares S&P 500 Value ETF	1,063	242,279
iShares U.S. Technology ETF	3,825	967,419
SPDR Gold Shares (b)	156	65,071
State Street Communication Services Select Sector SPDR ETF	2,509	290,266
State Street Consumer Discretionary Select Sector SPDR ETF	368	44,480
State Street Financial Select Sector SPDR ETF	1,746	90,059
State Street Health Care Select Sector SPDR ETF	272	40,656
State Street Industrial Select Sector SPDR ETF	159	27,528
State Street Materials Select Sector SPDR ETF	568	29,053
State Street SPDR Portfolio S&P 500 Growth ETF	3,369	409,333
State Street SPDR S&P 500 ETF Trust	685	518,189
State Street Utilities Select Sector SPDR ETF	2,544	113,004
Vanguard Communication Services ETF	948	186,832
Vanguard Financials ETF	419	53,071
Vanguard Growth ETF	4,374	391,910
Vanguard S&P 500 ETF	2,148	1,493,913
TOTAL EXCHANGE TRADED FUNDS (Cost $3,370,290)		8,683,178

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Industrial REITs - 0.2%
Prologis, Inc.	642	92,108

The accompanying notes are an integral part of these financial statements.

8

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value

Telecom Tower REITs - 0.2%
American Tower Corp.	397	$74,223
Total Real Estate		166,331
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,581)		166,331

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55% (d)	169,942	169,942
TOTAL MONEY MARKET FUNDS (Cost $169,942)		169,942

TOTAL INVESTMENTS - 100.0% (Cost $22,968,577)		$43,152,598
Other Assets in Excess of Liabilities - 0.0% (a)		15,688
TOTAL NET ASSETS - 100.0%		$43,168,286

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

9

DAKOTA ACTIVE EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

ASSETS:
Investments, at value (See Note 2)	$43,152,598
Dividends receivable	30,042
Dividend tax reclaims receivable	16
Total assets	43,182,656

LIABILITIES:
Payable to adviser (See Note 3)	14,370
Total liabilities	14,370
NET ASSETS	$43,168,286

NET ASSETS CONSIST OF:
Paid-in capital	$23,131,001
Total distributable earnings	20,037,285
Total net assets	$43,168,286

Net assets	$43,168,286
Shares issued and outstanding (unlimited shares authorized without par value)	1,466,000
Net asset value per share	$29.45

COST:
Investments, at cost	$22,968,577

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026(a)

INVESTMENT INCOME:
Dividend income	$410,031
Less: Issuance fees	(86)
Less: Dividend withholding taxes	(14)
Total investment income	409,931

EXPENSES:
Investment advisory fee (See Note 3)	129,978
Total expenses	129,978
NET INVESTMENT INCOME	279,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(193,429)
In-kind redemptions	7,511,829
Net realized gain (loss)	7,318,400

Net change in unrealized appreciation (depreciation) on:
Investments	(802,280)
Net change in unrealized appreciation (depreciation)	(802,280)
Net realized and unrealized gain (loss)	6,516,120
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,796,073

 (a) Inception date of the Fund was July 29, 2025.

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended May 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$279,953
Net realized gain (loss)	7,318,400
Net change in unrealized appreciation (depreciation)	(802,280)
Net increase (decrease) in net assets from operations	6,796,073

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(233,792)
Total distributions to shareholders	(233,792)

CAPITAL TRANSACTIONS:
Shares sold	16,868,738
Shares issued from in-kind contribution at inception (See Note 1)	34,904,097
Shares redeemed	(15,166,830)
Net increase (decrease) in net assets from capital transactions	36,606,005

NET INCREASE (DECREASE) IN NET ASSETS	43,168,286

NET ASSETS:
Beginning of the period	—
End of the period	$43,168,286

SHARES TRANSACTIONS
Shares sold	660,000
Shares issued from from in-kind contribution at inception (See Note 1)	1,396,000
Shares redeemed	(590,000)
Total increase (decrease) in shares outstanding	1,466,000

(a) Inception date of the Fund was July 29, 2025.
The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF

FINANCIAL HIGHLIGHTS

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.19
Net realized and unrealized gain (loss) on investments (c)	4.42
Total from investment operations	4.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$29.45

TOTAL RETURN (d)	18.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,168
Ratio of expenses to average net assets (e)(f)	0.40%
Ratio of net investment income (loss) to average net assets (e)(f)	0.86%
Portfolio turnover rate (d)(g)	38%

(a)	Inception date of the Fund was July 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

Dakota Active Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on July 29, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve capital appreciation.

As part of the Fund’s commencement of operations on July 29, 2025, the Fund received an in-kind contribution from assets managed by the Sub-Adviser (as defined below), which consisted of $34,904,097 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of July 29, 2025, was $13,917,796, resulting in net unrealized appreciation on investments of $20,986,301 as of that date. As a result of the in-kind contribution, the Fund issued 1,396,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from July 29, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$34,133,147	$—	$—	$34,133,147
Exchange Traded Funds	8,683,178	—	—	8,683,178
Real Estate Investment Trusts	166,331	—	—	166,331
Money Market Funds	169,942	—	—	169,942
Total Investments	$43,152,598	$—	$—	$43,152,598

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(7,511,297)	$7,511,297

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Dakota Wealth, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$16,362,558	$14,752,243

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$15,061,863	$15,104,658

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period were as follows:

Tax cost of Investments	$22,968,587
Gross tax unrealized appreciation	21,331,542
Gross tax unrealized depreciation	(1,147,531)
Net tax unrealized appreciation (depreciation)	$20,184,011
Undistributed ordinary income	46,161
Undistributed long-term gain	—
Total distributable earnings	46,161
Other accumulated gain (loss)	(192,887)
Total accumulated gain (loss)	$20,037,285

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital or late year losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(191,027)	$(1,860)

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period was as follows:

Fiscal Period Ended May 31, 2026(a)
Ordinary Income
$233,792

(a) Inception date of the Fund was July 29, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Dakota Active Equity ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dakota Active Equity ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of May 31, 2026, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 29, 2025 (commencement of operations) through May 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period July 29, 2025 (commencement of operations) through May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

DAKOTA ACTIVE EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026